Note 13 - Income Taxes - Schedule of Tax Loss Carryforwards (Details) - CANADA - CAD ($)	Sep. 30, 2025	Sep. 30, 2024
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 32,356,000	$ 28,598,000
Expiring in 2039 [member]
Statement Line Items [Line Items]
Year of Origin	2019
Year of Expiry	2039
Unused tax losses for which no deferred tax asset recognised	$ 42,000
Expiring in 2040 [member]
Statement Line Items [Line Items]
Year of Origin	2020
Year of Expiry	2040
Unused tax losses for which no deferred tax asset recognised	$ 298,000
Expiring in 2041 [member]
Statement Line Items [Line Items]
Year of Origin	2021
Year of Expiry	2041
Unused tax losses for which no deferred tax asset recognised	$ 8,096,000
Expiring in 2042 [member]
Statement Line Items [Line Items]
Year of Origin	2022
Year of Expiry	2042
Unused tax losses for which no deferred tax asset recognised	$ 12,832,000
Expiring in 2043 [member]
Statement Line Items [Line Items]
Year of Origin	2023
Year of Expiry	2043
Unused tax losses for which no deferred tax asset recognised	$ 4,278,000
Expiring in 2044 [member]
Statement Line Items [Line Items]
Year of Origin	2024
Year of Expiry	2044
Unused tax losses for which no deferred tax asset recognised	$ 2,874,000
Expiring in 2045 [member]
Statement Line Items [Line Items]
Year of Origin	2025
Year of Expiry	2045
Unused tax losses for which no deferred tax asset recognised	$ 3,936,000